Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 17- Commitments and Contingencies

Contractual Commitments

The Company has an employment agreement with its Chief Executive Officer. Under the terms of the agreement, if the contract is not renewed or is terminated without cause, the Company is obligated to pay severance equal to the CEO’s then-current annual base salary, which is $360,000 as of June 30, 2025. The agreement also provides for an annual cash bonus opportunity of up to 100% of base salary, and for long-term incentive compensation, the terms of which are to be determined by the Board of Directors.

The Company is party to contractual obligations, including lease liabilities related to operating leases, and stipulated cash bonus arrangements with employees. These obligations are time-based and are reflected in the accompanying unaudited condensed consolidated financial statements. The Company expects to meet these commitments in the ordinary course of business.

Nasdaq Listing Compliance

The Company does not comply with the Nasdaq Capital Market “Nasdaq” continued listing standards. Furthermore, the Company does not meet the alternative criteria for continued listing, which are based on the market value of listed securities or net income from continuing operations. On April 7, 2025, the Company received a notice from Nasdaq indicating that it no longer meets the continued listing requirements. Specifically, the Company’s stockholders’ equity is below the minimum required stockholders’ equity of $2.5 million as stipulated by Nasdaq’s Listing Rule 5550(b)(1). A compliance plan was submitted to Nasdaq on May 22, 2025; Nasdaq confirmed receipt of our compliance plan but has provided no additional commentary as of the date of issuance of the financial statements. Management is making progress towards regaining compliance, however, there is no assurance that Management will be successful.

There can be no assurance that Nasdaq will accept the Company’s plan or that the Company will be able to regain compliance with Listing Rule 5550(b)(1) or maintain compliance with any other Nasdaq requirement in the future.

Legal and Related Matters

The Company is involved in, or has been involved in, arbitrations or various other legal proceedings that arise from the normal course of its business. The ultimate outcome of any litigation is uncertain, and either unfavorable or favorable outcomes could have a material impact on the Company’s results of operations, balance sheets and cash flows due to defense costs, and divert management resources. The Company cannot predict the timing or outcome of these claims and other proceedings. With respect to the cases described below, the Company evaluates the associated developments on a regular basis and accrues a liability when we believe a loss is probable and the amount can be reasonably estimated.

Abaca legal case in Denver

On October 17, 2024, the Company filed a declaratory judgment action in the Denver County District Court, Case No. 2024CV33187, against Daniel Roda, Gregory W. Ellis, and James R. Carroll (the “Defendants”), each of whom is a former shareholder of Rockview Digital Solutions, Inc. (d/b/a Abaca), which the Company acquired in October 2022. The action relates to a $3.0 million contingent merger consideration payment due under the merger agreement and its subsequent amendments. The Company initiated litigation to clarify the appropriate party authorized to receive the payment following internal disputes among the former Abaca shareholders.

On November 21, 2024, the Company deposited the $3.0 million payment into the registry of the Denver County District Court in accordance with a court-approved motion, and the funds remain held by the court pending resolution of the dispute.

On December 19, 2024, the Defendants filed a counterclaim against the Company alleging breach of contract and related causes of action, and a third-party claim was asserted against a member of the Company’s board of directors. As of the date of these financial statements, no trial date has been set, and the case remains in the pleading stage.

On January 16, 2025, the Company filed a motion to dismiss all counterclaims filed against the Company.

On April 18, 2025, the District Court for the City and County of Denver, Colorado (i) dismissed Gregory W. Ellis as a counter-plaintiff and third-party plaintiff because Mr. Ellis lacked standing to bring any claim, and (ii) denied a third-party’s request to intervene in the litigation. The remainder of the case will proceed to the discovery phase of litigation.

The Company is vigorously defending against the counterclaims and continues to monitor the proceedings and potential financial exposure. Based on the current status of the litigation, and in consultation with legal counsel, the Company has determined that no accrual for loss is required under ASC 450-20 as of June 30, 2025.

The Company made a settlement offer to a former employee related to certain employment matters and accrued $300,000 as of March 31, 2025. The settlement offer was accepted and finalized in the third quarter of 2025. Under the terms of the agreement the Company will pay $100,000 in cash over a 12-month period beginning in the third quarter of 2025. In addition, the Company issued 89,308 shares of Common Stock to the former employee, representing a $200,000 portion of the total settlement. Accordingly, in the third quarter of 2025, the Company expects to reduce the accrued liability by $200,000 to reflect the settlement of that portion through equity issuance.

Note 13. Commitments and Contingencies

Contractual Commitments

In connection with the issuance of Class A Common Stock to Abaca shareholders, the Company commits to registering the stock upon the exercise of Abaca Warrants if required by law or regulation to ensure the shares can be sold without restrictive legends, known as the “Warrant Registration Requirement”. Should this requirement arise, the Company is obliged to file a registration statement with the SEC within 45 calendar days of notification of the Warrant Registration Requirement. The failure to file within this timeframe constitutes an event of default. Moreover, the Company is dedicated to making the registration statement effective as promptly as possible and maintaining its effectiveness, along with a current prospectus, until the Warrants expire according to this Agreement’s terms. In the event a registration statement triggered by a Warrant Registration Requirement is not declared effective by the SEC within one year from its filing date, Warrant holders are entitled to exercise their Warrants on a cashless basis from the 366th day post-filing until the statement becomes effective.

NASDAQ Listing Compliance

On April 8, 2024, the Company received a notification letter from the listing qualifications department staff of Nasdaq (the “Staff”) notifying the Company that for the last 30 consecutive business days, the Company did not maintain a minimum closing bid price of $1.00 per share for its common stock, and thus, the Company no longer met Nasdaq’s minimum bid price requirement for continued listing on The Nasdaq Capital Market under Nasdaq Marketplace Rule 5550(a)(2), requiring a minimum bid price of $1.00 per share (the “Minimum Bid Price Requirement”).

On October 3, 2024, the Company received notice from the Staff advising that the Staff determined the Company is eligible for an additional 180 calendar day period, or until March 31, 2025, to regain compliance with the Minimum Bid Price Requirement based on the Company meeting the continued listing requirement for market value of publicly held shares and all other applicable requirements for initial listing on The Nasdaq Capital Market with the exception of the bid price requirement, and the Company’s written notice of its intention to cure the deficiency during the second compliance period by effecting a reverse stock split, if necessary.

If at any time before March 31, 2025, the bid price of our common stock closes at $1.00 per share or more for a minimum of 10 consecutive business days, the Staff will provide written confirmation that the Company has achieved compliance. If the Company does not regain compliance with the Minimum Bid Price Requirement by the end of the second compliance period, our common stock will become subject to delisting. In the event that the Company receives notice that our common stock is being delisted, the Nasdaq listing rules permit the Company to appeal a delisting determination by the Staff to a hearings panel.

In an effort to comply with the $1.00 Minimum Bid Requirement, on March 4, 2025, we filed an amendment to our Second Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware to effect a reverse split of our issued and outstanding Class A Common Stock at a ratio of one for twenty.

On April 7, 2025, the Company was informed by the staff that they had determined the minimum closing bid price for the Company’s Class A common stock was at least $1.00 per share for 10 consecutive business days, from March 24, 2025, to April 4, 2025.

Accordingly, the Staff has determined that the Company has regained compliance with Minimum Bid Price Requirement, and, as such, the Staff has indicated that the matter of the Company’s compliance with Minimum Bid Price Requirement is now closed.

On April 7, 2025, the Company received a notice from Nasdaq indicating that it no longer meets the continued listing requirements for the Nasdaq Capital Market. Specifically, the Company’s stockholders’ equity as of December 31, 2024, was a deficit of $12,288,014, which is below the minimum required stockholders’ equity of $2.5 million as stipulated by Nasdaq’s Listing Rule 5550(b)(1). As a result, the Company does not comply with the Nasdaq Capital Market continued listing standards. Furthermore, the Company does not meet the alternative criteria for continued listing, which are based on the market value of listed securities or net income from continuing operations.

The Company has been granted 45 calendar days, until May 22, 2025, to submit a plan to regain compliance with Nasdaq’s listing requirements. If the plan is accepted, Nasdaq may grant an extension of up to 180 calendar days from the date of this letter for the Company to meet the continued listing standards. The Company intends to timely submit a Compliance Plan to Nasdaq to regain compliance with the Shareholders’ Equity Requirement. There can be no assurance that Nasdaq will accept the Company’s plan or that the Company will be able to regain compliance with Listing Rule 5550(b)(1) or maintain compliance with any other Nasdaq requirement in the future.

Legal and Related Matters

The Company is involved in, or has been involved in, arbitrations or various other legal proceedings that arise from the normal course of its business. The ultimate outcome of any litigation is uncertain, and either unfavorable or favorable outcomes could have a material impact on the Company’s results of operations, balance sheets and cash flows due to defense costs, and divert management resources. The Company cannot predict the timing or outcome of these claims and other proceedings. With respect to the cases, described below, we evaluate the associated developments on a regular basis and accrue a liability when we believe a loss is probable and the amount can be reasonably estimated.

Abaca legal case in Denver

On October 17, 2024, the Company caused a Complaint to be filed in the District Court for the City and County of Denver, Colorado, captioned SHF Holdings, Inc. v. Daniel Roda, Gregory W. Ellis, and James R. Carroll, Case No. 2024CV33187 (Denver County District Court).  On November 21, 2024, in connection with the Company’s request, the Company caused the Merger Payment to be deposited into the Denver County District Court’s registry so that it can be distributed in accordance with the terms of the Merger Agreement. The Merger Payment has already been accounted for in the working capital deficit disclosed in the Liquidity and Going Concern section. On December 19, 2024, Daniel Roda, Gregory W. Ellis, and James R. Carroll caused an answer and counterclaim to be filed in response to the Company Complaint. For additional details, please refer to “Business––Involvement in Certain Legal Proceedings” and “Management’s Discussion and Analysis of Financial Condition and Results of Operations for the years ended December 31, 2024 and 2023––Litigation” above as well as the Company’s Current Reports on Form 8-K filed with the SEC on October 18, 2024 and December 19, 2024.

Given the uncertainty of legal proceedings, the Company will continue to monitor the litigation and assess any potential financial impact in accordance with ASC 450, Contingencies. At this time, no loss contingency has been recorded, as the potential impact cannot be reasonably estimated.